Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
ACCOUNTING POLICIES
Property, plant and equipment
a)	Property, plant and equipment

Investment property
b)	Investment property

Goodwill
c)	Goodwill

Intangible assets other than goodwill
d)	Intangible assets other than goodwill

Impairment of non-financial assets
e)	Impairment of non-financial assets

Leases
f)	Leases

Financial instruments
g)	Financial instruments

Fair value measurement
h)	Fair value measurement

Investments accounted for using the equity method
i)	Investments accounted for using the equity method

Inventories
j)	Inventories

Non-current assets (or disposal groups of assets) held for sale or held for distribution to owners and discontinued operations.
k)	Non-current assets (or disposal groups of assets) held for sale or held for distribution to owners and discontinued operations

Treasury shares
l)	Treasury shares

Provisions
m)	Provisions

Translation of balances in foreign currency
n)	Translation of balances in foreign currency

Classification of balances as current and non-current
o)	Classification of balances as current and non-current

Income taxes
p)	Income taxes

Revenue and expense recognition
q)	Revenue and expense recognition

Earnings per share
r)	Earnings per share

Dividends
s)	Dividends

Share issuance costs
t)	Share issuance costs

Statement of cash flows
u)	Statement of cash flows